Research Collaboration Agreements (Tables)	3 Months Ended
Nov. 30, 2013
Research Collaboration Agreements [Abstract]
Schedule of Future Minimum Payments under Company's Research Collaboration

At August 31, 2013, the future minimum payments under the Company's research collaboration agreements are as follows:

2014	$3,041
2015	2,977
2016	2,966
2017	613
$9,597

At November 30, 2013 (unaudited), the future minimum payments under the Company's research collaboration agreements are as follows:

Remaining nine months of fiscal year 2014	$2,622
2015	2,977
2016	2,966
2017	613
$9,178